Lease Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Maturity Analysis for Lease Liabilities
Maturity analysis for lease liabilities recognized in the statements of financial position at March 31, 2021 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
March 31, 2021

Lease liabilities	7,024	42,525	69,057	118,606	96,481